Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 131,179	$ 165,180
Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		176
Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	134	180
Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	148
Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	130,897
Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		164,824
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	114,466	122,853
CANADA | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
CANADA | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
CANADA | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
CANADA | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	114,466
CANADA | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		122,853
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	13,634	13,495
UNITED STATES | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		120
UNITED STATES | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	85	86
UNITED STATES | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	80
UNITED STATES | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	13,469
UNITED STATES | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		13,289
PERU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	250	0
PERU | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
PERU | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
PERU | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
PERU | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	250
PERU | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
MEXICO
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,456	20,925
MEXICO | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
MEXICO | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
MEXICO | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
MEXICO | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2,456
MEXICO | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		20,925
BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	116	103
BARBADOS | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		6
BARBADOS | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	4	4
BARBADOS | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	7
BARBADOS | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	105
BARBADOS | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		93
ARGENTINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	257	7,804
ARGENTINA | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		50
ARGENTINA | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	45	90
ARGENTINA | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	61
ARGENTINA | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 151
ARGENTINA | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		$ 7,664